Intangible and Other Assets, net - Estimated Future Intangible Amortization Expense (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 2,335
2019	1,884
2020	1,560
2021	1,270
2022	1,037
Thereafter	1,775
Total	$ 9,861